AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

October 27, 2014

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 152	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 153	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 152 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 19, 2014 (Accession No. 0001193125-14-314407). The effectiveness of Post-Effective Amendment No. 150 was previously delayed pursuant to Post-Effective Amendment No. 151, filed with the SEC on October 14, 2014 (Accession No. 0001193125-14-370405).

This Post-Effective Amendment No. 152 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 150.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 152 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 27th day of October, 2014.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 152 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. Reuben Auspitz	President, Principal Executive Officer, Director	October 27, 2014
B. Reuben Auspitz

/s/ *	Director	October 27, 2014
Harris H. Rusitzky

/s/ *	Director	October 27, 2014
Peter L. Faber

/s/ *	Director	October 27, 2014
Stephen B. Ashley

/s/ *	Director	October 27, 2014
Paul A. Brooke

/s/ *	Director	October 27, 2014
Chester N. Watson

/s/ Christine Glavin	Principal Financial Officer, Chief Financial Officer,	October 27, 2014
Christine Glavin	Treasurer

* By: /s/ Christine Glavin Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008 and August 22, 2012. See Item 28(q), Item 28(q)(1), and Item 28(q)(2)of this Registration Statement.